SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2018
David Koos [Member]
Defined Benefit Plan Disclosure [Line Items]
Total:	$ 1,708
Zander Therapeutics, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total:	40,000	$ 350,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total:	41,708
Bostonia Partners, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total:	48,500
Coventry Enterprises LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total:	250,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total:	$ 298,500